CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
NET LOSS	$ (4,118,096)	$ (4,185,572)	$ (18,917,360)	$ (9,569,843)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	(395,508)	(737,874)	(857,853)	(219,569)
COMPREHENSIVE LOSS	$ (4,513,604)	$ (4,923,446)	$ (19,775,213)	$ (9,789,412)